Stock Based Compensation and Common Stock (Details 2) - shares	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Total Shares Outstanding	65,331,768	40,889,208	32,584,946
Common Class A [Member]
Class of Stock [Line Items]
Total Shares Outstanding	32,856,398	9,763,838	6,854,576
Common Class C [Member]
Class of Stock [Line Items]
Total Shares Outstanding			5,000
Common Class D [Member]
Class of Stock [Line Items]
Total Shares Outstanding	32,475,370	31,125,370	25,725,370